Consolidated Statements of Operations and Comprehensive Loss - USD ($)		3 Months Ended	12 Months Ended
		Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
OPERATING EXPENSES:
Professional fees		$ 3,106,007	$ 5,986,910	$ 1,566,409
Compensation and related benefits		1,170,799	133,333	120,000
Amortization of intangible assets				265,162
Bad debt expense – related parties				529,488
Other general and administrative		247,374	593,129	264,370
Impairment loss			391,217	11,914,322
Total operating expenses		4,524,180	7,104,589	14,659,751
LOSS FROM OPERATIONS		(4,524,180)	(7,104,589)	(14,659,751)
OTHER (EXPENSE) INCOME:
Interest expense		(439,326)	(343,333)
Interest expense – related parties			(44,111)	(563)
Loss on extinguishment of vendor obligations		(277,993)	(288,835)
Gain on extinguishment of vendor obligations			211,200
Gain on extinguishment of due to affiliates			192,069
Gain on sale of investment		63,759
Day one loss on stock purchase warrants issued in connection with private placement		(13,533,404)
Day one loss of stock purchase warrants issued in connection with conversion of convertible notes		(663,408)
Change in fair value of liability classified stock purchase warrants		(140,584,780)
Change in fair value of derivative liabilities		(624,888)
Loss on reclassification of stock purchase warrants from equity-classified to liability-classified		(45,784)
Total other expense, net		(156,105,824)	(273,010)	(563)
Net loss from continuing operations		(160,630,004)	(7,377,599)	(14,660,314)
Net loss from discontinued operations		(157,975)	(1,140,921)	(2,768,114)
NET LOSS	[1]	(160,787,979)	(8,518,520)	(17,428,428)
COMPREHENSIVE LOSS:
NET LOSS	[1]	(160,787,979)	(8,518,520)	(17,428,428)
Total other comprehensive loss from discontinued operations		110,435	(176,842)	(26,260)
TOTAL COMPREHENSIVE LOSS		$ (160,677,544)	$ (8,695,362)	$ (17,454,688)
NET LOSS PER COMMON SHARE (1):
Basic, continuing operations (in Dollars per share)	[2]	$ (51.91)	$ (4.27)	$ (11.64)
Diluted, continuing operations (in Dollars per share) (in Dollars per share)	[2]	(51.91)	(4.27)	(11.64)
Basic , discontinued operations (in Dollars per share)	[2]	(0.05)	(0.66)	(2.2)
Diluted, discontinued operations (in Dollars per share) (in Dollars per share)	[2]	(0.05)	(0.66)	(2.2)
Basic (in Dollars per share)	[2]	(51.96)	(4.93)	(13.84)
Diluted (in Dollars per share) (in Dollars per share)	[2]	$ (51.96)	$ (4.93)	$ (13.84)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic (in Shares)		3,094,253	1,728,144	1,259,333
Diluted (in Dollars per share) (in Shares)		3,094,253	1,728,144	1,259,333

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 10.
[2]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 10.